Finance costs	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Finance costs	Finance cost

	December 31, 2024	December 31, 2023	December 31, 2022

Interest on loans	$41,939,489	$44,335,420	$44,852,043
Loan prepayment fees	2,321,901	1,971,555	1,544,113

Total	$44,261,390	$46,306,975	$46,396,156